SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning Of Period	$ 14,701		$ 19,815		$ 16,843
Additions Charged to Costs and Expenses	7,520		1,871		9,157
Other (Deductions)/ Additions	(11,749)	[1]	(6,985)	[1]	(6,185)	[1]
Balance At End Of Period	10,472		14,701		19,815
Deferred tax asset valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning Of Period	92,799		112,883		78,631
Additions Charged to Costs and Expenses	102,472		22,970		34,122
Other (Deductions)/ Additions	(2,367)	[1]	(43,054)	[1]	130	[1]
Balance At End Of Period	$ 192,904		$ 92,799		$ 112,883

[1]	For allowance for doubtful accounts, net balance of deductions due to uncollectible accounts charged off and additions due to acquisitions or recoveries. For deferred tax asset valuation allowance, primarily represents adjustments due to acquisitions and net operating losses.